CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands	Ordinary shares. Class A ordinary shares IPO CNY (¥)	Ordinary shares. Class A ordinary shares IPO USD ($)	Ordinary shares. Class A ordinary shares CNY (¥) shares	Ordinary shares. Class A ordinary shares USD ($) shares	Ordinary shares. Class B ordinary shares CNY (¥) shares	Ordinary shares. Class B ordinary shares USD ($) shares	Ordinary shares. CNY (¥) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit Series Seed Convertible Redeemable Preferred Shares CNY (¥)	Accumulated deficit Series A Convertible Redeemable Preferred Shares CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Series Seed Convertible Redeemable Preferred Shares CNY (¥)	Series A Convertible Redeemable Preferred Shares CNY (¥)	IPO CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2018							¥ 82		$ (38,215,686)						¥ (14,931)									¥ (287,443)
Beginning balance (in shares) at Dec. 31, 2018 | shares							(119,215,686)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																								256,069,179	256,069,179
Issuance of ordinary shares							¥ (6)																	¥ (6)
Issuance of ordinary shares (in shares) | shares							8,625,564	(8,625,564)	(8,625,564)
Repurchase and cancellation of ordinary shares (Note 11)							¥ (5)												¥ (272,594)					(24,649)
Repurchase and cancellation of ordinary shares (Note 11) (in shares) | shares							(7,301,030)	275,000	275,000
Deemed dividend of preferred shareholders																	¥ (16,937)	¥ 24,644			¥ (16,937)	¥ (7,292)		(24,229)
Vesting of restricted shares and restricted share units ("RSUs")											¥ 21,665													21,665
Accretion on convertible redeemable preferred shares to redemption value											(21,665)							¥ (7,292)	(385,163)					(406,828)
Net income/(loss)													¥ 11,915						154,691					166,606
Foreign currency translation															(16,203)									(16,203)
Ending balance at Dec. 31, 2019							¥ 83						11,915		(31,134)				(551,939)					¥ (571,075)
Ending balance (in shares) at Dec. 31, 2019 | shares							120,540,220	(46,566,250)	(46,566,250)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																								305,355,746	305,355,746
Vesting of restricted shares and restricted share units ("RSUs")											29,755													¥ 29,755
Accretion on convertible redeemable preferred shares to redemption value											(29,755)								(3,176,569)					(3,206,324)
Net income/(loss)													4,678						70,749					75,427
Foreign currency translation															232,957									232,957
Ending balance at Dec. 31, 2020							¥ 83						16,593		201,823				(3,657,759)					(3,439,260)
Ending balance (in shares) at Dec. 31, 2020 | shares							120,540,220	(46,566,250)	(46,566,250)
Conversion of preferred shares to Class A ordinary shares			¥ 255								10,880,453													10,880,708
Conversion of preferred shares to Class A ordinary shares (in shares) | shares			389,598,177	389,598,177
Surrender of ordinary shares by shareholders							¥ (56)				56
Surrender of ordinary shares by shareholders (in shares) | shares							(81,270,220)	46,566,250	46,566,250
Issuance of ordinary shares	¥ 23	$ 35,300,000					¥ 24			¥ 896,297	(24)												¥ 896,320
Issuance of ordinary shares (in shares) | shares							34,703,970
Re-designation of ordinary shares to Class B ordinary shares					¥ 51		¥ (51)
Re-designation of ordinary shares to Class B ordinary shares (in shares) | shares					73,973,970	73,973,970	(73,973,970)
Issuance of ordinary shares pursuant to share incentive plan			¥ 18					¥ (18)
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			28,000,000	28,000,000				(28,000,000)	(28,000,000)
Deemed dividend of preferred shareholders																			(104,036)					(104,036)	$ (16,326,000)
Vesting of restricted shares and restricted share units ("RSUs")								¥ 14			26,723													26,737
Vesting of restricted shares and restricted share units ("RSUs") (in shares) | shares								22,058,588	22,058,588
Vesting of share options											3,936													3,936
Ordinary shares transferred from the employees (Note 13)								¥ (21,848)																(21,848)
Ordinary shares transferred from the employees (Note 13) (in shares) | shares								(2,306,690)	(2,306,690)
Accretion on convertible redeemable preferred shares to redemption value											(8,140)								(4,721,579)					(4,729,719)
Net income/(loss)																				$ (124,615,000)				(124,615)	(19,553,000)
Foreign currency translation															(150,267)									(150,267)
Repurchase of Class A ordinary shares								¥ (5,932)																(5,932)
Repurchase of Class A ordinary shares (in shares) | shares								(1,116,904)	(1,116,904)
Ending balance at Dec. 31, 2021			¥ 296	$ 46,000	¥ 51	$ 8,000		¥ (27,784)	$ (4,360,000)		¥ 11,799,301	$ 1,851,568,000	¥ 16,593	$ 2,604,000	¥ 51,556	$ 8,090,000			¥ (8,607,989)	$ (1,350,781,000)				¥ 3,232,024	$ 507,175,000
Ending balance (in shares) at Dec. 31, 2021 | shares			452,898,177	452,898,177	73,973,970	73,973,970		(9,365,006)	(9,365,006)